Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net loss for the year	$ (27,323)	$ (8,048)
Adjustments for:
Share-based compensation	2,902	3,125
Employee future benefits	226	201
Employee future benefits plan contributions	(536)	(660)
Depreciation and amortization	5,015	5,064
Loss (gain) on decommissioning liabilities	(85)	390
Amortization of deferred lease inducement	(476)	0
Loss on sale of assets	4,049	1,365
Impairment charges on intangible assets and property, plant and equipment	0	1,484
Impairment loss on trade receivables	98	103
Unrealized loss (gain) on forward exchange contracts	570	(324)
Equity in (earnings) loss of investment in joint venture and associates	1,154	(201)
Total Adjustments	(14,406)	2,499
Changes in non-cash working capital:
Trade and other receivables	(11,702)	(9,387)
Inventories	(12,932)	(572)
Prepaid expenses and other current assets	426	930
Trade and other payables	(5,573)	6,857
Deferred revenue	8,607	(12,539)
Warranty provision	3,892	2,444
Changes in non-cash working capital:	(17,282)	(12,267)
Cash used in operating activities	(31,688)	(9,768)
Investing activities:
Additions to property, plant and equipment	(9,854)	(3,068)
Net proceeds on sale of property, plant and equipment and other	1,345	981
Additions to intangible assets	0	(3,376)
Investment in joint venture and associates	(14,606)	(972)
Purchase of non-controlling interest in subsidiary	0	(47)
Cash used in investing activities	(23,115)	(6,482)
Financing activities:
Net payment of finance lease liabilities	(598)	(607)
Net proceeds on issuance of share capital from share option exercises	1,628	3,598
Net proceeds on issuance of share capital from warrant exercises	1,434	2,025
Net proceeds on issuance of share capital from private placement	183,672	0
Cash provided by financing activities	186,136	5,016
Effect of exchange rate fluctuations on cash and cash equivalents held	647	(1,139)
Increase (decrease) in cash and cash equivalents	131,980	(12,373)
Cash and cash equivalents, beginning of year	60,255	72,628
Cash and cash equivalents, end of year	$ 192,235	$ 60,255